REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE [Abstract]
Total number of vessels	20	17	15
Number of vessels temporarily operated directly in the spot market	6	0	4
Number of vessels were employed on bareboat charters		2	2
Voyage revenues, net pool earnings	$ 76,618,000	$ 119,598,000	$ 102,229,000
Voyage revenues, gross freight through spot charters	18,169,000	0	15,817,000
Bareboat revenues	0	6,818,000	6,324,000
Total Voyage Revenues	94,787,000	126,416,000	124,370,000
Concentration Risk [Line Items]
Accounts receivable	17,586,000	11,046,000
Accounts receivable, net related party	$ 1,600,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	97.00%	78.00%
Voyage Revenues [Member] | Orion Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	3.00%
Voyage Revenues [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		17.00%	41.00%
Voyage Revenues [Member] | Gemini Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			40.00%
Accounts Receivable [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	99.00%	100.00%
Accounts Receivable [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			61.00%
Accounts Receivable [Member] | Gemini Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			33.00%
Accounts Receivable, Net Related Party [Member] | Orion Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	100.00%